March 1, 2019

U.S. Securities & Exchange Commission 100 F Street, N.E.

Washington, DC 20549

Re: Vanguard Charlotte Fund (the “Trust”) File No. 333-177613

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectuses and Statement of Additional Information with respect to the above-referenced Trust do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Alexander F. Smith
Associate Counsel
The Vanguard Group, Inc.

cc: Lisa Larkin
U.S. Securities and Exchange Commission